PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
NOTE 18. PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES
The contingent liabilities for outstanding litigations are as follows:
Celulosa Arauco y Constitución S.A.
1.
On August 25, 2005, the Chilean Servicio de Impuestos Internos (the “Chilean IRS”) issued tax resolutions No. 184 and No. 185 of 2005, and objected certain income tax returns made by Arauco on April 16, 2001 and October 31, 2001, and furthermore, requested the reimbursement of the amounts returned in connection with tax losses, along with the amendment of the FUT (Tax Profits Fund) Registry balance. In consideration to the foregoing, the above mentioned tax resolutions ordered the restitution of the historical amount as of October 31, 2002 of $4,571,664,617 Chilean Pesos (equal to ThU.S.$ 5,412 as of December 31, 2021). On November 7, 2005, the Company requested a Review of the Supervision Action (Revisión de la Actuación Fiscalizadora, or “RAF”), which is an administrative review of the tax action brought by the Chilean IRS, and filed a claim disputing the above mentioned tax resolutions No. 184 and 185 of 2005. The RAF was resolved on January 9, 2009 by the Chilean IRS, partially sustaining the Company’s request, granting a discount to the total amount of $1,209,399,164 Chilean Pesos (equal to ThU.S.$ 1,432 as of December 31, 2021), resulting in a total disputed amount as of October of 2002 of $3,362,265,453 Chilean Pesos (equal to ThU.S.$ 3,980 as of as of December 31, 2021) plus fines and interests. On February 19, 2010, the Court acknowledged receipt of the Company’s request.
On September 26, 2014, Arauco requested the submission of this claim to the competent jurisdiction of the new Tax and Customs Courts. On October 10, 2014, Arauco’s request was granted. Currently the action is being considered by these new Courts under the Docket No. RUC
14-9-0002087-3.
On September 20, 2017, the Court issued its first instance decision confirming the liquidations.
On October 12, 2017, Arauco challenged the decision through an appeal, requesting the Court of Appeals of Santiago to revoke the first instance decision and uphold Arauco’s claim instead. On June 29, 2018, the Court of Appeals of Santiago issued a ruling on appeal, confirming the first instance decision. On July 19, 2018, Arauco lodged a cassation appeal based on formal and substantial flaws before the Supreme Court. (case file
24,758-2018).
On June 21, 2019, Celulosa Arauco y Constitución S.A. filed a claim before the Constitutional Court to declare the legal provision contemplated under section 53, paragraph 3 of the Tax Code unconstitutional and, as a consequence, inapplicable.
On October 29, 2019 the Constitutional Court accepted the claim filed by Celulosa Arauco y Constitución S.A., finding unconstitutional and declaring the inapplicability of section 53, paragraph 3 of the Tax Code in the context of the proceeding “Celulosa Arauco y Constitución S.A. with SII Large taxpayers”, which is in the Supreme Court docket as a result of a cassation appeal (based on form and content) under case file
24,758-2018.
Currently, the case is related in the Supreme Court.
Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore as of as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
2. Through Res. Ex. N° 1 issued by the Superintendence of the Environment (“SMA”) on January 8, 2016, notified on January 14, 2016, the SMA formulated 11 charges against the Company, due to alleged breaches of certain Environmental Qualification Resolutions for the Valdivia Plant and of DS No. 90/2000. The 11 charges were classified as follows by the SMA: 1 critical, 5 severe and 5 minor.
On February 12, 2016, the Company submitted its defenses.
On December 15, 2017, the Superintendence of the Environment issued Exempted Resolution No. 1,487, closing the punitive administrative proceeding, absolving the company with regards to one of the charges and convicting for other 10 charges, applying a fine of 7,777 UTA (equal to ThU.S.$ 5,985 as of December 31, 2021). On December 22, 2017, the Company submitted a motion for reconsideration regarding Exempted Resolution No. 1,487, before the SMA, requesting that we be absolved of all infringements, with the exception of the charge specified under number 7 (late submission of the water quality report regarding the Cruces river). On March 23, 2018, the reconsideration appeal lodged by the company was rejected. On April 5, 2018, a judicial claim was submitted before the Third Environmental Court. On November 12, 2018, the case was in agreement, and the Minister Ms. Sibel Villalobos Volpi was appointed to draft the ruling.
On February 11, 2020 the judgment of the Third Environmental Court was notified, which partially accepted the legal claim of the Company, only as to the inadequate severity qualification of one of the charges. On February 28, 2020, both the Company and the SMA submitted cassation appeals based on form and content, to be heard and resolved by the Supreme Court.
Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company, and therefore as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
Celulosa Arauco y Constituci
ó
n S.A., Forestal Arauco S.A., Maderas Arauco S.A. and Servicios Log
í
sticos Arauco S.A.
1. On August 13, 2018, Asociación Gremial de Dueños de Camiones de Constitución (ASODUCAM) filed a complaint seeking the performance of a contract and claiming compensation for damages against Celulosa Arauco y Constitución S.A., Forestal Arauco S.A., Maderas Arauco S.A. and Servicios Logísticos Arauco S.A., The complaint is based on alleged breaches of some agreements for the allocation, distribution and supply of cargo volumes for the years 2001 and 2005, initially executed by associates of ASODUCAM with Forestal Arauco S.A., and then, allegedly, with Servicios Logísticos Arauco S.A., in favor of the other two defendants, Celulosa Arauco and Constitución S.A. and Maderas Arauco S.A. The complaint seeks to enforce the contract, plus $575,000,000 Chilean Pesos (equal to ThU.S.$ 681 as of December 31, 2021) in compensation for damages. In the alternative, it claims (a) $11,189,270,050 Chilean Pesos (equivalent to ThU.S.$ 13,247 as of December 31, 2021), for actual damages; (b) $ 11,189,270,050 monthly during the entire course of the trial, until the termination of the contract is declared in the final ruling, for loss of profits, and (c) $5,000,000,000 Chilean Pesos (equivalent to ThU.S.$ 5,919 as of December 31, 2021) for moral damages.
On August 28, 2018 the claim was served upon Celulosa Arauco y Constitución S.A., Forestal Arauco S.A. and Maderas Arauco S.A., but notification for Servicios Logísticos Arauco S.A. is pending.
Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and, therefore, as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
Forestal Arauco S.A.
1. On July 7, 2015 Inversiones Forestales Los Alpes Limitada and Forestal Neltume-Carrasco S.A. filed a claim against Forestal Arauco S.A. before the Civil Court of Angol
(C-502-2015),
in which they request that Forestal Arauco S.A. restitute the material possession of 1,855.9 hectares, which would be part of their property “Resto del Fundo Los Alpes”, which would have an area of approximately 2,700 hectares. Likewise, they requested that it be declared that the property is the exclusive domain of the actors, the restitution of the civil and natural fruits, in addition to the deteriorations that the property would have experienced, with litigation costs.
On May 29, 2019, the lawsuit was answered, and the counterclaim of the acquisitive prescription was filed.
On September 1, 2020, the court received the trial case.
Through the resolution dated as of March 29, 2022, the court ordered to reactivate the discovery period, its resolution must by notified to both parties, together with the resolution that receives the trial case, its notification remains pending.
Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
2. On August 2, 2019, the company was notified of a lawsuit for termination of contract and compensation for damages filed by “Sociedad Recuperadora de Fibra S.A.” before the First Court of Valdivia (Case
C-2215-2019).
In the lawsuit, the plaintiff questions the anticipated termination of a contract by Forestal Arauco. It also claims that the company would have breached various contractual obligations regarding to 2 groups of contracts:
A. (i) Aggregates Transport Contract and (ii) Production, Cargo, Storage and Construction Management Contract for Platforms and flooring.
B. (i) Contract for the Production of Aggregates, (ii) Contract for Long Freight Services for Aggregates and (iii) Contract for Construction Services for Granular floor and Short Freight for Aggregates.
Based on the foregoing, it requests payment of compensation for an amount of $3,486,187,431 Chilean Pesos (equivalent to ThU.S.$ 4,127 as of December 31, 2021).
On September 17, 2019, Forestal Arauco S.A. answered the claim and filed a counterclaim for compensation of damages which is in the process of a conciliation hearing, requesting that the main claimant be ordered to pay $421,723,281 Chilean Pesos (equivalent to ThU.S.$ 499 as of December 31, 2021).
Through the resolution dated as of January 9, 2020, the court received the case to commence the production of evidence and the notification of such resolution was delivered to both parties.
Currently, the discovery period is over, and certain discovery proceedings remain pending.
Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
3. On April 15, 2020, Forestal Arauco S.A. was notified of a civil claim for recovery (
demanda reivindicatoria de cuota
) filed by the company “Agrícola, Forestal, Transportes e Inversiones El Quillay SpA” before the Court of Constitución (Case
C-298-2020).
The plaintiff sues Forestal Arauco S.A. for the restitution of 3,424.59 hectares that it would be occupying, with respect to the following properties: (i) “Predio que formaba parte de la Hijuela Sur Poniente, de la Hijuela Sur del Fundo Quivolgo”, (ii) “Lomas de Quivolgo” and, (iii) “Hijuela Astillero”. It is the opinion of the plaintiff that the aforementioned piece of land would be part of the property called “Bodega de subdelegation de Quivolgo”, in respect of which the plaintiff would have rights and shares corresponding to 4.17% of said property. Likewise, the plaintiff requests to cancel the registration of the above-mentioned properties of Forestal Arauco S.A., deeming it as a bad-faith
holder.
Currently, the discovery period is suspended due to the health contingency.
Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
4. Forestal Arauco S.A. filed before the Court of Constitución (Case
C-353-2019)
a claim seeking compensation on the basis of
non-contractual
civil liability against Ricardo Guzmán Reyes, for damages caused as a result of illegal logging inside the land of Forestal Arauco called “Parte
Sur-Poniente
de la Hijuela Sur de la Hacienda Quivolgo” and “Lomas de Quivolgo”. Said damages are valued in $ 100,000,000 Chilean Pesos (equivalent to ThU.S.$ 118 as of December 31, 2021).
On May 2, 2020, Mr. Ricardo Guzmán answered the lawsuit and filed a counterclaim for recovery in which he requests to Forestal Arauco S.A. the restitution of 3,424.59 hectares that it would be occupying, corresponding to the following properties owned by the latter: (i) “Predio que formaba parte de la Hijuela Sur Poniente, de la Hijuela Sur del Fundo Quivolgo”, (ii) “Lomas de Quivolgo” and, (iii) “Hijuela Astillero”. It is the opinion of the plaintiff that the aforementioned piece of land would be part of the property called “Bodega de subdelegation de Quivolgo”, from which would have rights and shares corresponding to 2.38% of said property. Likelywise, the plaintiff requests to cancel the registration of the properties before mentioned of Forestal Arauco S.A., deeming it as a bad-faith
holder.
Through a resolution dated November 11, 2020, the court received the trial case, and both parties were notified.
Currently, the discovery period is over, and certain discovery proceedings remain pending.
Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
5. On May 11, 2020, Forestal Arauco S.A. was notified of a lawsuit of declaration of mere certainty filed against it by the company “Agrícola, Forestal, Transportes y Inversiones El Quillay SpA”, before the Court of Constitución (Case
C-323-2020),
in which the plaintiff claims that the property called “Predio que formaba parte de la Hijuela Sur Poniente, de la Hijuela Sur del Fundo Quivolgo” owned by Forestal Arauco S.A. would actually have an area of 498 hectares, and, consequently, that the defendant lacks the right of ownership over a portion of land corresponding to 1,768.20 hectares of said property. Based on the foregoing, the plaintiff requests the court to declare mere legal certainty regarding the foregoing and also to declare that said area is part of the property called “La Bodega de la Subdelegación de Quivolgo”, owned by the succession of Mr. José Arcos González in which it would have rights.
Through a resolution dated August 13, 2020, was received the trial case, and its notification is pending.
Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
Arauco Argentina S.A.
Pursuant to law No. 25,080, the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs, the enforcement agency referred to in the law approved, by Res. No. 952/2000, the forestry and industrial-forestry projects submitted by Arauco Argentina S.A. In the context of these projects, the Company afforested: 1) 4,777 hectares during 2000, in observance of its committed yearly plan; and 2) 23,012 hectares between 2000 and 2006 as a part of the multi-year afforestation plan. Likewise, a sawmill was built with installed capacity to produce 250,000 m3 of sawn timber per year.
On January 11, 2001, Arauco Argentina S.A. submitted an expansion for the approved industrial-forestry project. The expansion was approved via Res. No. 84/03 issued by the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs. In accordance with the assumed obligations, the Company built a MDF board (panels) plant and afforested 8,089 hectares between 2001 and 2006.
Additionally, the Company has filed yearly forestry plans between years 2007 and 2019 for its local operations in the provinces of Misiones and Buenos Aires.
On March 25, 2019, the Secretary of Agriculture, Livestock and Fishing approved the resolution No.
2019-55-APN-SECAGYP#MPYT,
approving the annual forestry plan for 2007. In addition, said organism through the resolution No.
2019-114-APN-SECAGYP#MPYT
approved the annual forestry plan for 2009 on June 12, 2019, and through the resolution No.
2019-228-APN-SECAGYP#MPYT
approved the annual forestry plan for 2008 on November 29, 2019. For this reason, Arauco Argentina S.A. may compute the exemption in the income tax related to the forest appraisal on the plantations to be harvested from the lands included in those plans as from the 2019 period.
In March 2005, Note No. 145/05 of the Subsecretary of Agriculture, Livestock and Afforestation suspended the benefit that exempted Arauco Argentina S.A. from paying export duties under Law No. 25,080. This measure is currently under discussion by the Company. On November 8, 2006, the V Chamber of the National Appeals Court for Adversarial Administrative and Federal Matters issued a ruling ordering Arauco Argentina S.A. to continue to enjoy an exemption from paying the exportation duties, in the same manner and scope it had prior to the suspension ordered by Note No. 145/05, if the clearance of merchandise is performed pursuant to the guarantee regime established in article 453, subsection a) of the Customs Code, for the exempted tax obligation. The judicial measure became effective beginning on March of 2007 by collateralization through the granting of bond (caution) policies for each shipment permits exempted from payment of export duty. The company maintains an assignment of funds equivalent to $ 2,412,044,000 Argentine Pesos (ThU.S.$ 23,473 as of December 31, 2021) for guaranteed export duties between 2007-2015, which appears under not current provisions. Additionally, the Company filed a restitution claim for a total amount of ThU.S.$ 6,555, plus interests accrued from the service of the claim, corresponding to export duties between March 2005 and March 2007, as a result of the application of Note 145/05 issued by the Undersecretary of Agriculture, Livestock and Afforestation. The Company’s claim is being heard under case file No. 21830/2006 before the Federal Contentious Administrative Court No. 4. On October 28, 2019, a judgment of first instance was issued in said case, rejecting the claim and imposing the litigation costs on Arauco. Against that judgment, the Company filed an appeal and expressed the corresponding arguments in December 2019. On November 5, 2020, the Chamber of Appeals considered the arguments made by Arauco and determined that a final ruling will be issued in the case.
On the other hand, Arauco Argentina S.A. currently has a guarantee at an amount of $435,952,315 Argentine Pesos (ThU.S.$ 4,242 as of December 31, 2021) in favor of the Secretary of Agriculture, Livestock and Fishing.
Arauco Argentina S.A. believes that it has complied with all of the obligations imposed upon it by the system set forth under Law No. 25.080.
Arauco do Brasil S.A.
In 2013, a service provider instituted a civil lawsuit against us seeking compensation for damages allegedly caused by Arauco’s unilateral termination of its contract in connection with the implementation of the MDF 2 line of the Jaguariaiva mill. On November 01, 2021, the Civil Court of Curitiba issued its ruling, ordering Arauco to pay to the service provider an amount of R$ 84,000,000 (ThU.S.$ 15,619 as of December 31, 2021) in consideration of the alleged damages borne by the service provider during the course of the services contracts and as a result of its early termination by Arauco. Arauco appealed this ruling before the Court of Justice of the State. As of the date of this annual report a decision on such appeal remains pending.
The Federal Reserve of Brazil contested the amortization of goodwill resulting from acquisitions of Placas do Paraná, Tafibrás, Tafisa (now, Arauco do Brasil S.A.) y Dynea.
On July 20, 2015, Arauco do Brasil was notified of the first-level administrative ruling which partially upheld the infringement. Against this ruling, a Voluntary Appeal was filed seeking to revoke the Infringement Notice before the Brazilian Administrative Tax Council (Conselho Administrativo de Recursos Fiscais de Brasil or “CARF”), which is the second administrative level.
The CARF’s decision was issued on May 16, 2017 and took into consideration certain arguments presented by the Company regarding the premium but preserving other charges. On September 27, 2018, Arauco do Brasil was notified of the CARF’s decision, for which Arauco do Brasil S.A. filed an appeal for declaration embargoes, to elicit clarifications from the CARF regarding certain points of the decision. On January 25, 2019, the CARF ruled that there were no clarifications or omissions to be made and, consequently, granted a term for filing the last remedy within the administrative realm (“Special Remedy”). This Special Remedy was submitted before the Upper Chamber of Fiscal Remedies of the CARF (CSRF) on February 11, 2019, reiterating the Company’s defense allegations regarding the matters and charges that remained in such process.
On August 28, 2020, the Company was served with an intermediate decision in Grievance of Instrument, issued by CARF that divided the claim into two parts:

(i)
One part that remains awaiting the administrative decision in Special Remedy to the CSRF (the issue of the isolated fine of 50% and interests) with the estimated amount of R$ 29,250,417 (equivalent to ThU.S.$ 5,251 as of December 31, 2021) and that amount will be added interests and readjustments as of January 31, 2019 until the administrative discussion is finished.

(ii)
Second part that closes the administrative discussion (Comment of the contractual expenses deducted in the purchase of Tafisa; Comment of interests and legal expenses on debts paid in the amnesty program; payment of IRPJ and lower CSLL in the second part of 2010). Regarding this second part, the amount of R$ 31,774,176 (equivalent to ThU.S.$ 5,704 as of December 31, 2021) and to this amount interests and readjustments will be added as of August 28, 2020 until the final decision of the discussion court initiated on September 23, 2019, to continue answering that part of the claim. We enter with a Tax Debt Cancellation Action and we are introducing a guarantee for the suspension of any collection an to obtain the Certificates of Tax Compliance until the final decision of the trial. Currently we are starting to produce expert evidence in the case.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2021, Arauco has not made any provision whatsoever in connection with this contingency.
At the closing date, there are no other contingencies in which the Companies act as obligor, that may significantly affect their financial, economic or operational conditions.
Provisions recorded as of December 31, 2021 as of December 31, 2020 are as follows:

Classes of Provisions	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Provisions, Current	337	386
Provisions for litigations	337	386
Provisions, non-Current	29,549	30,450
Provisions for litigations	6,067	6,968
Other provisions	23,482	23,482

Total Provisions	29,886	30,836

	12-31-2021
Movements in Provisions	Litigations (*) ThU.S.$	Other Provisions ThU.S.$	Total ThU.S.$
Opening balance	7,354	23,482	30,836
Changes in provisions
Increase in existing provisions	8,592	—	8,592
Used provisions	(5,349)	—	(5,349)
Increase (decrease) in foreign currency exchange	(4,505)	—	(4,505)
Other Increases (Decreases)	312	—	312
Total Changes	(950)	—	(950)
Closing balance	6,404	23,482	29,886

(*)
The increase in legal claims is comprised mainly by ThU.S.$ 8,543 (Brazilian subsidiaries) and ThU.S.$ 44 (Argentina) in connection with civil and labor lawsuits. ThU.S.$ 5 (CEPP y ZFPP in Uruguay) for lawsuit held with suppliers.

	12-31-2020
Movements in Provisions	Litigations (*) ThU.S.$	Other Provisions ThU.S.$	Total ThU.S.$
Opening balance	9,524	23,500	33,024
Changes in provisions
Increase in existing provisions	3,257	—	3,257
Used provisions	(2,832)	—	(2,832)
Increase (decrease) in foreign currency exchange	(2,240)	—	(2,240)
Other Increases (Decreases)	(355)	(18)	(373)
Total Changes	(2,170)	(18)	(2,188)
Closing balance	7,354	23,482	30,836

(*)	The increase in legal claims is comprised mainly by ThU.S.$ 3,045 and ThU.S.$ 212 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

	12-31-2019
Movements in Provisions	Litigations (*) ThU.S.$	Other Provisions ThU.S.$	Total ThU.S.$
Opening balance	10,797	23,500	34,297
Changes in provisions
Increase in existing provisions	1,196	—	1,196
Increase through business combinations	815	—	815
Used provisions	(1,988)	—	(1,988)
Increase (decrease) in foreign currency exchange	(1,942)	—	(1,942)
Other Increases (Decreases)	646	—	646
Total Changes	(1,273)	—	(1,273)
Closing balance	9,524	23,500	33,024

(*)
The increase in legal claims is composed mainly of ThU.S.$1,006 and ThU.S.$92 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits. There are ThU.S.$98 corresponding to EUFORES from Uruguay in connection with a lawsuit against suppliers.

Increase through business combinations is due to Maderas y Sintéticos de México S.A. (current Arauco Industria de México, S.A. de C.V.) for ThU.S.$ 815 where there is a resolution against the company for a lawsuit related to trademark.
Provisions for litigations are related to labor and tax claims whose payment period is uncertain. Other provisions mainly include constitution of provision for the lawsuit of export duties (see Arauco Argentina’s contingent liability set forth in this note).